Investments in subsidiaries, associates and joint ventures - Changes in the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments In Subsidiaries Associates And Joint Ventures
Balance at the beginning	$ 1,751	$ 2,031
Capital contribution to CSP		42
Equity results in income statement	246	494
Dividends declared	(186)	(228)
Translation adjustment	116	(128)
Impairment of CSP	(111)
Transfer the equity results to discontinued operations (note 16a)		(26)
Transfer of CSI to assets held for sale (nota 16c)		(377)
Others	(18)	(57)
Balance at the end	$ 1,798	$ 1,751